UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21400

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Advantaged Dividend Income Fund (EVT)

Semiannual Report

February 28, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report February 28, 2014

Eaton Vance

Tax-Advantaged Dividend Income Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	22

Important Notices	23

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Performance1,2

Portfolio Managers Walter A. Row, III, CFA, CMT, Michael A. Allison, CFA and John H. Croft, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	09/30/2003	15.65%	20.17%	26.02%	8.24%
Fund at Market Price	—	14.24	13.32	28.54	7.27
Russell 1000 Value Index	—	13.46%	23.44%	23.17%	7.23%
BofA Merrill Lynch Fixed Rate Preferred Securities Index	—	5.35	0.03	18.99	2.13
Blend of 70% Russell 1000 Value Index	—	11.07	16.09	22.13	6.00
30% BofA Merrill Lynch Fixed Rate Preferred Securities Index

% Premium/Discount to NAV[3]
					–10.69%

Distributions[4]
Total Distributions per share for the period					$0.645
Distribution Rate at NAV					5.92%
Distribution Rate at Market Price					6.63%

% Total Leverage[5]
Borrowings					21.97%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Fund Profile

Country Allocation (% of total investments)

Top 10 Common Stock Holdings (% of total investments)

Chevron Corp.	2.2%
Exxon Mobil Corp.	2.0
Pfizer, Inc.	2.0
Occidental Petroleum Corp.	1.8
Wells Fargo & Co.	1.8
Merck & Co., Inc.	1.7
Bank of America Corp.	1.7
Discover Financial Services	1.7
JPMorgan Chase & Co.	1.6
Vodafone Group PLC	1.6
Total	18.1%

Common Stock Sector Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Endnotes and Additional Disclosures

[1]

Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. BofA Merrill Lynch Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at www.eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective November 21, 2013, the portfolio management team of the Fund includes new managers Walter A. Row, III, CFA, CMT, and Michael A. Allison, CFA, and continuing manager John H. Croft, CFA. Aamer Khan, CFA, formerly a member of the Fund’s portfolio management team, will focus on other investment responsibilities in Eaton Vance’s equity group.

4

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 87.2%

Security	Shares	Value

Aerospace & Defense — 2.2%
Boeing Co. (The)	162,500	$20,949,500
United Technologies Corp.(1)	122,115	14,289,897

		$35,239,397

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	113,598	$5,891,192

		$5,891,192

Capital Markets — 1.3%
Morgan Stanley(1)	672,908	$20,725,566

		$20,725,566

Chemicals — 2.6%
CF Industries Holdings, Inc.	41,209	$10,339,338
E.I. du Pont de Nemours & Co.	111,663	7,438,989
LyondellBasell Industries NV, Class A	177,623	15,645,034
PPG Industries, Inc.	36,719	7,263,753

		$40,687,114

Commercial Banks — 10.2%
Natixis	2,335,000	$16,769,250
Nordea Bank AB	750,000	10,726,795
PNC Financial Services Group, Inc. (The)(1)	378,150	30,925,107
Regions Financial Corp.(1)	1,533,070	16,311,865
Skandinaviska Enskilda Banken AB, Class A	1,800,000	25,260,658
Svenska Handelsbanken AB, Class A	280,000	14,611,391
Swedbank AB, Class A	361,324	10,183,480
Wells Fargo & Co.(1)	787,330	36,547,858

		$161,336,404

Communications Equipment — 0.9%
Cisco Systems, Inc.	678,860	$14,799,148

		$14,799,148

Computers & Peripherals — 1.8%
Apple, Inc.	27,000	$14,208,480
Hewlett-Packard Co.	494,878	14,786,955

		$28,995,435

Consumer Finance — 2.1%
Discover Financial Services(1)	582,560	$33,427,293

		$33,427,293

Security	Shares	Value

Diversified Consumer Services — 1.3%
Sotheby’s	427,613	$20,102,087

		$20,102,087

Diversified Financial Services — 6.2%
Bank of America Corp.(1)	2,087,774	$34,510,904
Citigroup, Inc.(1)	633,660	30,814,886
JPMorgan Chase & Co.(1)	577,970	32,840,255

		$98,166,045

Diversified Telecommunication Services — 2.0%
Bezeq Israeli Telecommunication Corp., Ltd.	4,769,841	$7,770,206
Verizon Communications, Inc.	120,980	5,721,985
Verizon Communications, Inc.	375,507	17,866,623

		$31,358,814

Electric Utilities — 2.9%
Edison International(1)	448,959	$23,511,983
NextEra Energy, Inc.(1)	248,590	22,718,640

		$46,230,623

Electrical Equipment — 0.9%
Emerson Electric Co.	214,620	$14,006,101

		$14,006,101

Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	1,006,700	$19,399,109

		$19,399,109

Energy Equipment & Services — 0.2%
FMC Technologies, Inc.(2)	70,000	$3,516,800

		$3,516,800

Food Products — 3.1%
Hershey Co. (The)	199,841	$21,147,175
Mondelez International, Inc., Class A(1)	829,541	28,229,280

		$49,376,455

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	439,480	$17,482,515
Covidien PLC(1)	414,640	29,833,348
Medtronic, Inc.	126,020	7,467,945

		$54,783,808

5	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	75,102	$5,803,131

		$5,803,131

Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.(1)	71,969	$6,847,850

		$6,847,850

Industrial Conglomerates — 3.7%
Danaher Corp.	137,586	$10,523,953
General Electric Co.	804,429	20,488,807
Koninklijke Philips NV	265,772	9,281,843
Siemens AG	144,000	19,199,156

		$59,493,759

Insurance — 5.3%
Aflac, Inc.(1)	388,370	$24,886,750
AXA SA	543,580	14,158,797
MetLife, Inc.	350,550	17,762,368
Progressive Corp.	515,000	12,612,350
Swiss Reinsurance Co., Ltd.	150,000	14,000,795

		$83,421,060

Machinery — 1.9%
Caterpillar, Inc.	153,700	$14,904,289
Deere & Co.	79,479	6,829,630
IMI PLC	359,453	9,170,838

		$30,904,757

Media — 3.6%
Comcast Corp., Class A(1)	533,040	$27,552,838
Walt Disney Co. (The)(1)	365,730	29,554,641

		$57,107,479

Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.(1)	445,658	$14,537,364

		$14,537,364

Multi-Utilities — 1.4%
Sempra Energy(1)	236,610	$22,352,547

		$22,352,547

Security	Shares	Value

Oil, Gas & Consumable Fuels — 11.1%
Chevron Corp.(1)	381,986	$44,054,445
ConocoPhillips	366,098	24,345,517
Exxon Mobil Corp.(1)	417,362	40,179,440
Occidental Petroleum Corp.(1)	381,610	36,832,997
Phillips 66	175,000	13,100,500
Total SA	265,000	17,192,964

		$175,705,863

Pharmaceuticals — 9.2%
AstraZeneca PLC	188,030	$12,781,760
Johnson & Johnson(1)	91,980	8,473,198
Merck & Co., Inc.(1)	609,437	34,731,815
Novartis AG	125,000	10,403,760
Pfizer, Inc.(1)	1,246,890	40,037,638
Roche Holding AG PC	81,760	25,173,902
Sanofi	145,130	15,094,948

		$146,697,021

Real Estate Investment Trusts (REITs) — 2.6%
American Realty Capital Properties, Inc.	120,000	$2,703,600
AvalonBay Communities, Inc.(1)	119,580	15,422,233
Public Storage, Inc.	132,870	22,455,030

		$40,580,863

Specialty Retail — 1.1%
Home Depot, Inc. (The)(1)	220,760	$18,108,943

		$18,108,943

Thrifts & Mortgage Finance — 0.1%
Federal National Mortgage Association(2)	375,459	$1,802,203

		$1,802,203

Wireless Telecommunication Services — 2.7%
Vodafone Group PLC	2,509,091	$10,455,289
Vodafone Group PLC ADR	778,790	32,374,285

		$42,829,574

Total Common Stocks (identified cost $1,154,474,927)		$1,384,233,805

6	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 28.9%

Security	Shares	Value

Banks — 1.4%
AgriBank FCB, 6.875% to 1/1/24(3)	92,513	$9,465,236
Lloyds Banking Group PLC, 6.657% to 5/21/37(1)(3)(4)	12,213	12,443,356

		$21,908,592

Capital Markets — 2.0%
Affiliated Managers Group, Inc., 6.375%	94,425	$2,309,777
Bank of New York Mellon Corp. (The), 5.20%	144,283	3,198,754
Charles Schwab Corp. (The), Series A, 7.00% to 2/1/22(1)(3)	7,065	8,133,385
Goldman Sachs Group, Inc. (The), Series I, 5.95%	171,000	3,933,000
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(3)	349,225	8,273,141
State Street Corp., 5.90% to 3/15/24(2)(3)(5)	253,695	6,443,853

		$32,291,910

Commercial Banks — 11.6%
Banco Santander SA, 5.95% to 1/30/19(2)(3)(4)	1,270	$1,341,069
Barclays Bank PLC, 7.625%	11,340	12,380,039
Citigroup, Inc., Series B, 5.90% to 2/15/23(3)	6,060	6,042,850
Citigroup, Inc., Series K, 6.875% to 11/15/23(2)(3)	58,300	1,517,053
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	94,700	9,541,025
Credit Agricole SA, 8.125% to 9/19/18(3)(4)	6,992	8,292,609
Deutsche Bank Contingent Capital Trust III, 7.60%	204,580	5,415,233
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	13,800	1,389,919
Farm Credit Bank of Texas, Series 1, 10.00%	8,678	10,408,176
First Tennessee Bank, 3.75%(4)(6)	4,660	3,146,956
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(1)(3)(4)	4,737	6,941,164
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(3)	5,504	6,352,671
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	5,650	5,470,491
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	4,566	4,590,626
KeyCorp, Series A, 7.75%	81,279	10,383,392
Regions Financial Corp., Series A, 6.375%	471,632	11,248,423
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(3)	3,985	4,393,478
Royal Bank of Scotland Group PLC, Series T, 7.25%	128,495	3,212,375
Societe Generale, 7.875% to 12/18/23(3)(4)	7,486	8,097,279
Standard Chartered PLC, 7.014% to 7/30/37(1)(3)(4)	135.97	14,610,989
SunTrust Banks, Inc., Series E, 5.875%	330,358	7,412,408
Synovus Financial Corp., Series C, 7.875% to 8/1/18(3)	175,520	4,909,084
Texas Capital Bancshares, Inc., 6.50%	274,290	6,423,872
Texas Capital Bancshares, Inc., Series A, 6.50%	47,100	1,091,307
Webster Financial Corp., Series E, 6.40%	187,995	4,553,013
Wells Fargo & Co., Series L, 7.50%	10,588	12,472,664

Security	Shares	Value

Commercial Banks (continued)
Zions Bancorporation, Series G, 6.30% to 3/15/23(3)	343,260	$8,538,593
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	4,120	4,449,600

		$184,626,358

Consumer Finance — 1.5%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(3)	187,367	$5,129,172
Capital One Financial Corp., Series B, 6.00%	343,900	7,920,017
Discover Financial Services, Series B, 6.50%	436,750	10,683,560

		$23,732,749

Diversified Financial Services — 2.9%
Bank of America Corp., Series U, 5.20% to 6/1/23(3)	4,520	$4,332,133
General Electric Capital Corp., Series A, 7.125% to 6/15/22(3)	91.74	10,570,700
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	50.05	5,458,612
KKR Financial Holdings, LLC, Series A, 7.375%	377,100	9,518,947
RBS Capital Funding Trust VII, Series G, 6.08%	185,645	4,177,012
UBS AG, 7.625%(1)	9,485	11,309,543

		$45,366,947

Electric Utilities — 2.8%
AES Gener SA, 8.375% to 6/18/19(3)(4)	4,469	$4,793,694
Electricite de France SA, 5.25% to 1/29/23(1)(3)(4)	11,800	11,970,608
Entergy Arkansas, Inc., 4.90%	96,455	2,036,310
Entergy Arkansas, Inc., 6.45%	308,409	7,719,878
Entergy Louisiana, LLC, 6.95%	14,484	1,451,116
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	112,500	2,577,656
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	2,586	53,256
Southern California Edison Co., Series E, 6.25% to 2/1/22(1)(3)	4,967	5,315,840
Virginia Electric and Power Co., 6.12%	90	9,029,731

		$44,948,089

Food Products — 1.0%
Dairy Farmers of America, 7.875%(4)	94,450	$10,200,600
Ocean Spray Cranberries, Inc., 6.25%(4)	57,835	5,060,563

		$15,261,163

Insurance — 1.5%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(3)	13,000	$5,200,812
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(3)	70,552	1,760,272
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(3)	89,150	2,317,900
Endurance Specialty Holdings, Ltd., Series B, 7.50%	185,750	4,905,658

7	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)
Montpelier Re Holdings, Ltd., 8.875%	359,613	$9,813,839

		$23,998,481

Machinery — 1.0%
Stanley Black & Decker, Inc., 5.75%	644,724	$15,251,784

		$15,251,784

Multi-Utilities — 0.3%
DTE Energy Co., Series C, 5.25%	194,047	$4,125,439

		$4,125,439

Pipelines — 0.5%
NuStar Logistics LP, 7.625% to 1/15/18(3)	283,020	$7,613,946

		$7,613,946

Real Estate Investment Trusts (REITs) — 1.4%
Cedar Realty Trust, Inc., Series B, 7.25%	188,900	$4,399,481
Chesapeake Lodging Trust, Series A, 7.75%	73,431	1,867,717
DDR Corp., Series J, 6.50%	250,000	5,792,500
DDR Corp., Series K, 6.25%	129,500	2,885,454
Sunstone Hotel Investors, Inc., Series D, 8.00%	239,400	6,239,363
Taubman Centers, Inc., Series K, 6.25%	70,600	1,600,502

		$22,785,017

Telecommunications — 0.2%
Centaur Funding Corp., 9.08%(4)	2,402	$2,919,931

		$2,919,931

Thrifts & Mortgage Finance — 0.8%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(3)	4,750	$4,560,000
EverBank Financial Corp., Series A, 6.75%	376,200	8,921,583

		$13,481,583

Total Preferred Stocks (identified cost $447,645,328)		$458,311,989

Corporate Bonds & Notes — 9.1%

Security	Principal Amount (000’s omitted)	Value

Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$2,350	$2,297,125

		$2,297,125

Commercial Banks — 1.8%
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(3)(4)	$2,400	$1,929,000
Citigroup Capital III, 7.625%, 12/1/36	4,730	5,602,340
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	1,875	2,015,625
Credit Suisse AG, 6.50%, 8/8/23(4)	4,682	5,154,451
Credit Suisse Group AG, 7.50% to 12/11/23, 12/11/49(3)(4)	2,119	2,331,027
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(1)(3)(4)	5,691	7,184,888
Regions Financial Corp., 7.375%, 12/10/37	540	618,295
SunTrust Preferred Capital I, 4.00%, 6/29/49(6)	5,100	3,952,500

		$28,788,126

Diversified Financial Services — 0.9%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(3)(4)	$16,261	$14,675,553

		$14,675,553

Diversified Telecommunication Services — 0.5%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$8,049	$8,460,473

		$8,460,473

Electric Utilities — 1.6%
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	$10,640	$11,890,200
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(1)(3)	13,510	13,553,043

		$25,443,243

Industrial Conglomerates — 0.5%
Hutchison Whampoa International 12, Ltd., 6.00% to 5/7/17, 5/29/49(3)(4)	$6,900	$7,383,000

		$7,383,000

Insurance — 2.7%
Allstate Corp. (The), Series B, 5.75% to 8/15/23, 8/15/53(3)	$7,020	$7,314,664
Allstate Corp. (The), Series B, 6.125% to 5/15/17, 5/15/37, 5/15/67(3)(7)	1,565	1,643,250
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(1)(3)	4,575	6,908,250

8	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insurance (continued)
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(3)(4)	$3,685	$3,712,638
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(1)(3)(4)	6,719	7,014,374
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(1)(3)	15,407	15,272,189

		$41,865,365

Pipelines — 1.0%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(3)(4)	$5,497	$5,180,922
Energy Transfer Partners, LP, 3.255%, 11/1/66(6)	6,225	5,727,000
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(1)(3)	5,105	5,326,409

		$16,234,331

Total Corporate Bonds & Notes (identified cost $130,650,217)		$145,147,216

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(8)	$30,394	$30,393,552

Total Short-Term Investments (identified cost $30,393,552)		$30,393,552

Total Investments — 127.1% (identified cost $1,763,164,024)		$2,018,086,562

Other Assets, Less Liabilities — (27.1)%		$(430,853,851)

Net Assets — 100.0%		$1,587,232,711

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2014, the aggregate value of these securities is $179,979,038 or 11.3% of the Fund’s net assets.

(5)	When-issued security.

(6)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2014.

(7)

The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2014.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	78.8%	$1,590,749,428
United Kingdom	4.0	80,437,903
France	3.9	78,498,126
Sweden	3.0	60,782,324
Switzerland	2.8	57,063,935
Ireland	1.5	29,833,348
Cayman Islands	1.3	25,575,120
Germany	1.0	19,199,156
Bermuda	0.9	18,797,669
Netherlands	0.9	17,742,316
Italy	0.6	11,890,200
Australia	0.5	10,727,012
Israel	0.4	7,770,206
Chile	0.2	4,793,694
China	0.1	2,297,125
Brazil	0.1	1,929,000

Total Investments	100.0%	$2,018,086,562

9	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2014
Unaffiliated investments, at value (identified cost, $1,732,770,472)	$1,987,693,010
Affiliated investment, at value (identified cost, $30,393,552)	30,393,552
Cash	1,446,372
Restricted cash*	1,531,800
Foreign currency, at value (identified cost, $3,514,510)	3,489,865
Dividends and interest receivable	20,529,962
Interest receivable from affiliated investment	4,100
Receivable for investments sold	2,186,853
Tax reclaims receivable	5,507,198
Total assets	$2,052,782,712

Liabilities
Notes payable	$447,000,000
Payable for investments purchased	9,418,156
Payable for when-issued securities	6,342,375
Payable for open forward foreign currency exchange contracts	1,018,955
Payable for closed forward foreign currency exchange contracts	295,554
Payable to affiliate:
Investment adviser fee	1,289,706
Accrued expenses	185,255
Total liabilities	$465,550,001
Net Assets	$1,587,232,711

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 72,835,900 shares issued and outstanding	$728,359
Additional paid-in capital	1,382,213,413
Accumulated net realized loss	(83,097,475)
Accumulated undistributed net investment income	32,337,795
Net unrealized appreciation	255,050,619
Net Assets	$1,587,232,711

Net Asset Value
($1,587,232,711 ÷ 72,835,900 common shares issued and outstanding)	$21.79

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2014
Dividends (net of foreign taxes, $710,343)	$71,796,673
Interest	4,773,500
Interest income allocated from affiliated investment	18,732
Expenses allocated from affiliated investment	(2,005)
Total investment income	$76,586,900

Expenses
Investment adviser fee	$8,205,861
Trustees’ fees and expenses	34,000
Custodian fee	254,287
Transfer and dividend disbursing agent fees	9,290
Legal and accounting services	55,785
Printing and postage	74,172
Interest expense and fees	1,724,403
Miscellaneous	67,540
Total expenses	$10,425,338
Deduct —
Reduction of custodian fee	$174
Total expense reductions	$174

Net expenses	$10,425,164

Net investment income	$66,161,736

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$150,978,230
Investment transactions allocated from affiliated investment	139
Proceeds from securities litigation settlements	1,424,224
Foreign currency and forward foreign currency exchange contract transactions	(5,220,534)
Net realized gain	$147,182,059
Change in unrealized appreciation (depreciation) —
Investments	$2,029,642
Foreign currency and forward foreign currency exchange contracts	(1,176,492)
Net change in unrealized appreciation (depreciation)	$853,150

Net realized and unrealized gain	$148,035,209

Net increase in net assets from operations	$214,196,945

11	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
From operations —
Net investment income	$66,161,736	$101,201,402
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	147,182,059	75,567,436
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	853,150	4,577,541
Net increase in net assets from operations	$214,196,945	$181,346,379
Distributions to shareholders —
From net investment income	$(46,979,155)	$(93,958,310)
Total distributions	$(46,979,155)	$(93,958,310)

Net increase in net assets	$167,217,790	$87,388,069

Net Assets
At beginning of period	$1,420,014,921	$1,332,626,852
At end of period	$1,587,232,711	$1,420,014,921

Accumulated undistributed net investment income included in net assets
At end of period	$32,337,795	$13,155,214

12	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended February 28, 2014
Net increase in net assets from operations	$214,196,945
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(735,469,731)
Investments sold	747,882,521
Increase in short-term investments, net	(14,462,642)
Net amortization/accretion of premium (discount)	38,614
Increase in restricted cash	(55,800)
Increase in dividends and interest receivable	(12,217,971)
Increase in interest receivable from affiliated investment	(2,422)
Decrease in receivable for open forward foreign currency exchange contracts	950,637
Increase in tax reclaims receivable	(242,137)
Increase in payable for open forward foreign currency exchange contracts	1,018,955
Increase in payable for closed forward foreign currency exchange contracts	295,554
Decrease in payable to affiliate for investment adviser fee	(83,618)
Decrease in accrued expenses	(355,875)
Net change in unrealized (appreciation) depreciation from investments	(2,029,642)
Net realized gain from investments	(150,978,230)
Net cash provided by operating activities	$48,485,158

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(46,979,155)
Net cash used in financing activities	$(46,979,155)

Net increase in cash*	$1,506,003

Cash at beginning of period(1)	$3,430,234

Cash at end of period(1)	$4,936,237

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$2,026,643

(1)	Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $32,920.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011		2010	2009
Net asset value — Beginning of period (Common shares)	$19.500		$18.300	$16.780	$15.950		$15.320	$24.320

Income (Loss) From Operations
Net investment income(1)	$0.908		$1.389	$1.202	$1.354	(2)	$1.331	$1.227
Net realized and unrealized gain (loss)	2.027		1.101	1.608	0.766		0.589	(8.757)

Total income (loss) from operations	$2.935		$2.490	$2.810	$2.120		$1.920	$(7.530)

Less Distributions to Common Shareholders
From net investment income	$(0.645)		$(1.290)	$(1.290)	$(1.290)		$(1.290)	$(1.470)

Total distributions to common shareholders	$(0.645)		$(1.290)	$(1.290)	$(1.290)		$(1.290)	$(1.470)

Net asset value — End of period (Common shares)	$21.79		$19.500	$18.300	$16.780		$15.950	$15.320

Market value — End of period (Common shares)	$19.460		$17.630	$16.600	$15.160		$14.750	$13.920

Total Investment Return on Net Asset Value(3)	15.65	%(4)	14.45%	18.42%	13.58%		13.25%	(28.38)%

Total Investment Return on Market Value(3)	14.24	%(4)	14.09%	18.87%	10.96%		15.26%	(24.81)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$1,587,233		$1,420,015	$1,332,627	$1,222,187		$1,161,717	$1,116,175
Ratios (as a percentage of average daily net assets applicable to common shares):
Expenses excluding interest and fees(5)	1.16	%(6)	1.19%	1.23%	1.13%		1.04%	1.07%
Interest and fee expense	0.23	%(6)	0.30%	0.45%	0.36%		0.39%	0.99%
Total expenses	1.39	%(6)	1.49%	1.68%	1.49%		1.43%	2.06%
Net investment income	8.82	%(6)	7.14%	6.93%	7.47	%(2)	8.09%	8.66%
Portfolio Turnover	37	%(4)	84%	94%	86%		117%	76%
Senior Securities:
Total notes payable outstanding (in 000’s)	$447,000		$447,000	$447,000	$447,000		$340,000	$340,000
Asset coverage per $1,000 of notes payable(7)	$4,551		$4,177	$3,981	$3,734		$4,417	$4,283

(1)	Computed using average common shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.191 per share. Excluding special dividends, the ratio of net investment income to average daily net assets applicable to common shares would have been 6.41%.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Advantaged Dividend Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and

15

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $211,855,009 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on August 31, 2017 ($655,404) and August 31, 2018 ($211,199,605). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after August 31, 2013.

Additionally, at August 31, 2013, the Fund had a net capital loss of $16,404,209 attributable to security transactions incurred after October 31, 2012. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2014.

As of February 28, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are recorded

16

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement, the fee is computed at an annual rate of 0.85% of the Fund’s average daily gross assets up to and including $1.5 billion, 0.83% over $1.5 billion up to and including $3 billion, and at reduced rates as daily gross assets exceed $3 billion and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended February 28, 2014, the Fund’s investment adviser fee amounted to $8,205,861 or 0.85% (annualized) of the Fund’s average daily gross assets. EVM also serves as administrator of the Fund, but receives no compensation. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $701,833,562 and $715,547,100, respectively, for the six months ended February 28, 2014.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares issued by the Fund for the six months ended February 28, 2014 and the year ended August 31, 2013.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended February 28, 2014.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,763,441,358

Gross unrealized appreciation	$307,483,272
Gross unrealized depreciation	(52,838,068)

Net unrealized appreciation	$254,645,204

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

17

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at February 28, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation

3/31/14	British Pound Sterling 6,755,000	United States Dollar 11,253,830	Citibank NA	$—	$(55,468)	$(55,468)
3/31/14	British Pound Sterling 6,755,000	United States Dollar 11,254,607	Standard Chartered Bank	—	(54,691)	(54,691)
3/31/14	British Pound Sterling 6,755,000	United States Dollar 11,251,229	State Street Bank and Trust Co.	—	(58,068)	(58,068)
3/31/14	Euro 22,169,000	United States Dollar 30,315,708	Citibank NA	—	(283,591)	(283,591)
3/31/14	Euro 22,169,000	United States Dollar 30,317,903	Standard Chartered Bank	—	(281,396)	(281,396)
3/31/14	Euro 22,169,000	United States Dollar 30,313,558	State Street Bank and Trust Co.	—	(285,741)	(285,741)

				$—	$(1,018,955)	$(1,018,955)

At February 28, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At February 28, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $1,018,955. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $1,531,800 at February 28, 2014.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

18

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposre is foreign exchange risk at February 28, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(1,018,955	)(1)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for liabilities as of February 28, 2014.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Citibank NA	$(339,059)	$—	$—	$339,059	$—
Standard Chartered Bank	(336,087)	—	—	336,087	—
State Street Bank and Trust Co.	(343,809)	—	—	343,809	—

	$(1,018,955)	$—	$—	$1,018,955	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended February 28, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$(4,714,899	)(1)	$(1,969,592	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended February 28, 2014, which is indicative of the volume of this derivative type, was approximately $167,686,000.

19

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

8  Committed Facility Agreement

The Fund entered into a Committed Facility Agreement (the Agreement) with a major financial institution that allows it to borrow up to $525 million over a rolling 180 calendar day period. Interest is charged at a rate above 1-month LIBOR and is payable monthly. The Fund is charged a commitment fee of 0.25% per annum on the unused portion of the commitment if outstanding borrowings are less than 85% of the borrowing limit. Under the terms of the Agreement, the Fund is required to satisfy certain collateral requirements and maintain a certain level of net assets. At February 28, 2014, the Fund had borrowings outstanding under the Agreement of $447 million at an interest rate of 0.76%. The carrying amount of the borrowings at February 28, 2014 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at February 28, 2014. For the six months ended February 28, 2014, the average borrowings under the agreement and the average interest rate (excluding fees) were $447 million and 0.78% (annualized), respectively.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

At February 28, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$102,166,359	$—	$—	$102,166,359
Consumer Staples	49,376,455	—	—	49,376,455
Energy	162,029,699	17,192,964	—	179,222,663
Financials	333,748,268	105,711,166	—	439,459,434
Health Care	143,829,590	63,454,370	—	207,283,960
Industrials	107,883,369	37,651,837	—	145,535,206
Information Technology	63,193,692	—	—	63,193,692
Materials	55,224,478	—	—	55,224,478
Telecommunication Services	50,240,908	23,947,480	—	74,188,388
Utilities	68,583,170	—	—	68,583,170

Total Common Stocks	$1,136,275,988	$247,957,817 *	$—	$1,384,233,805

Preferred Stocks
Consumer Staples	$—	$15,261,163	$—	$15,261,163
Energy	—	7,613,946	—	7,613,946
Financials	110,207,059	257,984,578	—	368,191,637
Industrials	—	15,251,784	—	15,251,784
Telecommunication Services	—	2,919,931	—	2,919,931
Utilities	4,125,439	44,948,089	—	49,073,528

Total Preferred Stocks	$114,332,498	$343,979,491	$—	$458,311,989

Corporate Bonds & Notes	$—	$145,147,216	$—	$145,147,216
Short-Term Investments	—	30,393,552	—	30,393,552

Total Investments	$1,250,608,486	$767,478,076	$—	$2,018,086,562

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,018,955)	$—	$(1,018,955)

Total	$—	$(1,018,955)	$—	$(1,018,955)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

21

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2014

Officers and Trustees

Officers of Eaton Vance Tax-Advantaged Dividend Income Fund

Walter A. Row, III

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Advantaged Dividend Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On November 11, 2013, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, are disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

23

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7734 2.28.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Walter A. Row, III, Michael A. Allison and John H. Croft and other Eaton Vance Management (“EVM”) investment professionals comprise the investment team responsible for the overall and day-to-day management of the Fund’s investments as well as allocations of the Fund’s assets between common and preferred stocks. Messrs. Row, Allison and Croft are the portfolio managers responsible for the day-to-day management of specific segments of the Fund’s investment portfolio. Mr. Row is a Vice President and the Director of Structured Equity Portfolios at EVM. He is a member of EVM’s Equity Strategy Committee and co-manages other Eaton Vance registered investment companies. He joined Eaton Vance’s equity group in 1996. Mr. Allison is a Vice President of EVM and co-manages other Eaton Vance registered investment companies. He is a member of EVM’s Equity Strategy Committee and first joined Eaton Vance’s equity group in 2000. Mr. Croft is a Vice President of EVM and co-manages other Eaton Vance registered investment companies. He joined Eaton Vance’s investment grade fixed income group in 2004.

The following tables show, as of December 31, 2013, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts		Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Walter A. Row, III
Registered Investment Companies	14	$14,719.2		0	$0
Other Pooled Investment Vehicles	0	$0		0	$0
Other Accounts	0	$0		0	$0

Michael A. Allison(1)
Registered Investment Companies	12	$21,392.1	(2)	0	$0
Other Pooled Investment Vehicles	14	$8,194.8		0	$0
Other Accounts	0	$0		0	$0

John H. Croft
Registered Investment Companies	5	$1,556.8		0	$0
Other Pooled Investment Vehicles	0	$0		0	$0
Other Accounts(3)	7	$118.2		0	$0

(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).
(2)	Certain of these “Other Pooled Investment Vehicles” invest a substantial portion of their assets either in a registered investment company or in a separate pooled investment vehicle managed by this portfolio manager or another Eaton Vance portfolio manager.
(3)	For “Other Accounts” that are part of a wrap account program, the number of accounts cited includes the number of sponsors for which the portfolio manager provides management services rather than the number of individual customer accounts within each wrap account program.

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of December 31, 2013.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund
Walter A. Row, III	None
Michael A. Allison	None
John H. Croft	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate EVM or the sub-adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM and the sub-adviser have adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern EVM’s and the sub-adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	April 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 8, 2014

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	April 8, 2014